Share-based compensation (Details Narrative) ¥ in Thousands	12 Months Ended
	Dec. 31, 2025 CNY (¥) ¥ / shares	Dec. 31, 2024 CNY (¥) ¥ / shares	Dec. 31, 2023 $ / shares	Dec. 31, 2023 CNY (¥)	Dec. 31, 2018
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expenses	¥ 3,311	¥ 2,894		¥ 2,889
Unrecognized compensation cost	¥ 4,346
Weighted average recognition period	1 year 11 months 1 day
Weighted average grant-date per-share fair value of options granted | (per share)			$ 0.37
Restricted Stock Units (RSUs) [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share based compensation expenses	¥ 145,734	¥ 141,158		¥ 113,518
Weighted average recognition period	3 years 3 months 3 days
Unrecognized compensation cost of unvested restricted shares	¥ 323,259
Restricted Stock Units (RSUs) [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period					4 years
Share-Based Payment Arrangement, Option [Member] | 2017 Share Incentive Plan [Member]
Share-Based Compensation Arrangement by Share-Based Payment Award [Line Items]
Share-based compensation arrangement by share-based payment award, award vesting period					4 years